Marketable Securities (Details) - Summary of marketable debt securities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Summary of marketable debt securities [Abstract]
Fair value through profit or loss	[1]	$ 1,142	$ 1,238
Available-for-sale- Corporate bonds
Marketable securities, Total		$ 1,142	$ 1,238

[1]	The Company recognized trading losses in the amount of $ 96 during the year ended December 31, 2021.